                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5586

                      Oppenheimer California Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: July 31

                      Date of reporting period: 10/29/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

   Principal
     Amount                                                      Coupon       Maturity         Value
------------                                                     ------      ----------   --------------
Municipal Bonds and Notes--117.6%
California--110.3%
$    100,000   Adelanto, CA Elementary School District
               Community Facilities District No. 1                4.900%     09/01/2014   $       89,473
   2,675,000   Adelanto, CA Elementary School District
               Community Facilities District No. 1                5.250      09/01/2026        1,972,278
   7,310,000   Adelanto, CA Elementary School District
               Community Facilities District No. 1                5.350      09/01/2036        4,838,416
   2,035,000   Adelanto, CA Elementary School District
               Community Facilities District No. 1                5.400      09/01/2036        1,357,406
      55,000   Adelanto, CA Improvement Agency, Series B          5.500      12/01/2023           55,019
   3,000,000   Adelanto, CA Public Utility Authority              6.750      07/01/2039        3,128,460
   3,025,000   Agua Mansa, CA Industrial Growth Assoc.
               Special Tax                                        6.500      09/01/2033        3,027,692
   1,640,000   Alhambra, CA (Atherton Baptist Homes)              7.500      01/01/2030        1,751,766
   1,000,000   Alhambra, CA (Atherton Baptist Homes)              7.625      01/01/2040        1,071,120
      25,000   Alvord, CA Unified School District Community
               Facilities District                                5.875      09/01/2034           25,038
     100,000   Alvord, CA Unified School District Community
               Facilities District Special Tax                    4.500      09/01/2017           95,344
   1,295,000   Alvord, CA Unified School District Community
               Facilities District Special Tax                    5.000      09/01/2036        1,024,824
   1,580,000   Alvord, CA Unified School District Community
               Facilities District Special Tax                    5.000      09/01/2036        1,245,704
   1,000,000   Anaheim, CA Community Facilities District
               Special Tax (Platinum Triangle)                    6.125      09/01/2031        1,006,870
   1,000,000   Anaheim, CA Community Facilities District
               Special Tax (Platinum Triangle)                    6.125      09/01/2032        1,005,400
   3,000,000   Anaheim, CA Public Financing Authority
               (Anaheim Electric System Distribution)(1)          5.250      10/01/2034        3,185,355
   7,000,000   Anaheim, CA Public Financing Authority
               (Anaheim Electric System Distribution)(1)          5.250      10/01/2039        7,432,495
     500,000   Arvin, CA Community Redevel. Agency                5.000      09/01/2025          428,805
   2,435,000   Arvin, CA Community Redevel. Agency                5.125      09/01/2035        1,917,319
     600,000   Arvin, CA Community Redevel. Agency Tax
               Allocation                                         6.500      09/01/2038          573,258
     975,000   Azusa, CA Special Tax Community Facilities
               District No. 05-1                                  5.000      09/01/2021          917,290
   2,685,000   Azusa, CA Special Tax Community Facilities
               District No. 05-1                                  5.000      09/01/2027        2,368,895
   5,585,000   Azusa, CA Special Tax Community Facilities
               District No. 05-1                                  5.000      09/01/2037        4,581,934
   1,000,000   Bakersfield, CA Improvement Bond Act 1915          5.000      09/02/2027          795,470
     850,000   Bakersfield, CA Improvement Bond Act 1915          5.125      09/02/2026          756,211
     465,000   Bakersfield, CA Improvement Bond Act 1915          5.350      09/02/2022          422,978
   1,260,000   Bakersfield, CA Improvement Bond Act 1915          5.400      09/02/2025        1,112,958
   1,630,000   Bakersfield, CA Improvement Bond Act 1915          7.375      09/02/2028        1,679,014
  10,000,000   Bay Area CA Toll Authority (San Francisco Bay
               Area)(1)                                           5.500      04/01/2043       10,911,200
  10,000,000   Bay Area CA Toll Authority (San Francisco Bay
               Area)(1)                                           5.625      04/01/2044       11,117,900
   2,700,000   Beaumont, CA Financing Authority, Series A         5.350      09/01/2036        2,527,146
   1,050,000   Beaumont, CA Financing Authority, Series A         6.875      09/01/2036        1,077,962


                    1 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

   Principal
     Amount                                                      Coupon       Maturity         Value
------------                                                     ------      ----------   --------------
California Continued
$      5,000   Beaumont, CA Financing Authority, Series A         7.000%     09/01/2023   $        5,002
     685,000   Beaumont, CA Financing Authority, Series B         5.000      09/01/2027          601,081
   3,170,000   Beaumont, CA Financing Authority, Series B         5.050      09/01/2037        2,603,426
   2,000,000   Beaumont, CA Financing Authority, Series B         6.000      09/01/2034        2,004,800
   1,525,000   Beaumont, CA Financing Authority, Series B         6.000      09/01/2034        1,498,297
     450,000   Beaumont, CA Financing Authority, Series B         8.625      09/01/2034          472,086
     225,000   Beaumont, CA Financing Authority, Series B         8.875      09/01/2034          237,193
   2,340,000   Beaumont, CA Financing Authority, Series C         5.500      09/01/2035        2,198,313
   2,000,000   Beaumont, CA Financing Authority, Series D         5.800      09/01/2035        1,921,100
   3,245,000   Beaumont, CA Financing Authority, Series E         6.250      09/01/2038        3,252,334
   1,535,000   Berkeley, CA (Animal Shelter) COP                  5.750      08/01/2040        1,654,853
     500,000   Blythe, CA Community Facilities District
               Special Tax (Hidden Beaches)                       5.300      09/01/2035          410,815
      30,000   Blythe, CA Redevel. Agency (Redevel. Project
               No. 1 Tax Allocation)                              5.650      05/01/2029           27,678
   7,430,000   Brentwood, CA Infrastructure Financing
               Authority                                          5.200      09/02/2036        5,983,973
      25,000   Buena Park, CA Special Tax (Park Mall)             6.100      09/01/2028           23,976
   1,510,000   Burlingame, CA Elementary School District          5.000      08/01/2033        1,616,395
      60,000   Butte County, CA Hsg. Authority (Affordable
               Hsg. Pool)                                         7.000      10/01/2020           60,182
   8,000,000   CA ABAG Finance Authority for NonProfit
               Corporations (Casa De Las Campanas)                6.000      09/01/2037        8,281,680
     500,000   CA ABAG Finance Authority for NonProfit
               Corporations (Hamlin School)                       5.000      08/01/2037          456,030
     105,000   CA ABAG Finance Authority for NonProfit
               Corporations (Odd Fellows Home of California)      5.350      11/15/2032          105,188
      65,000   CA ABAG Finance Authority for NonProfit
               Corporations (Redding Assisted Living Corp.)       5.250      11/15/2031           51,992
   4,000,000   CA ABAG Finance Authority for NonProfit
               Corporations (The Jackson Lab)                     5.750      07/01/2037        4,060,440
      10,000   CA ABAG Finance Authority for NonProfit
               Corporations COP (Merced Family Health Centers)    5.950      01/01/2024           10,009
      25,000   CA ABAG Finance Authority for NonProfit
               Corporations COP (Palo Alto Gardens Apartments)    5.350      10/01/2029           25,006
   4,300,000   CA ABAG Finance Authority for NonProfit
               Corporations COP (Redwood Senior Homes &
               Services)                                          6.125      11/15/2032        4,352,675
      75,000   CA Affordable Hsg. Agency (Merced County Hsg.
               Authority)                                         6.000      01/01/2023           70,432
      20,000   CA Bay Area Government Association                 4.125      09/01/2019           18,791
  10,530,000   CA County Tobacco Securitization Agency            5.000      06/01/2047        7,247,062
  39,700,000   CA County Tobacco Securitization Agency            5.750(2)   06/01/2057          468,460
  16,570,000   CA County Tobacco Securitization Agency            5.820(2)   06/01/2033        1,941,838
  43,500,000   CA County Tobacco Securitization Agency            5.890(2)   06/01/2046        1,540,770
  45,600,000   CA County Tobacco Securitization Agency            6.125(2)   06/01/2057          466,944
  20,000,000   CA County Tobacco Securitization Agency            6.300(2)   06/01/2055          249,200
  82,110,000   CA County Tobacco Securitization Agency            6.423(2)   06/01/2046        2,908,336
  51,500,000   CA County Tobacco Securitization Agency            6.700(2)   06/01/2057          388,310
  55,250,000   CA County Tobacco Securitization Agency            6.901(2)   06/01/2057          416,585
  71,700,000   CA County Tobacco Securitization Agency            7.000(2)   06/01/2055          893,382


                    2 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

   Principal
     Amount                                                      Coupon       Maturity         Value
------------                                                     ------      ----------   --------------
California Continued
$347,900,000   CA County Tobacco Securitization Agency            7.550%(2)  06/01/2055   $    3,235,470
 173,750,000   CA County Tobacco Securitization Agency            7.553(2)   06/01/2055        1,615,875
 409,500,000   CA County Tobacco Securitization Agency            8.251(2)   06/01/2055        3,808,350
   5,285,000   CA County Tobacco Securitization Agency (TASC)     0.000(3)   06/01/2036        4,224,723
  28,225,000   CA County Tobacco Securitization Agency (TASC)     0.000(3)   06/01/2041       21,609,907
  28,380,000   CA County Tobacco Securitization Agency (TASC)     0.000(3)   06/01/2046       21,395,114
     850,000   CA County Tobacco Securitization Agency (TASC)     5.100      06/01/2028          774,410
  19,815,000   CA County Tobacco Securitization Agency (TASC)     5.125      06/01/2038       15,890,837
   3,725,000   CA County Tobacco Securitization Agency (TASC)     5.125      06/01/2038        2,987,301
  11,315,000   CA County Tobacco Securitization Agency (TASC)     5.250      06/01/2045        8,091,017
   6,000,000   CA County Tobacco Securitization Agency (TASC)     5.250      06/01/2046        3,940,560
   4,375,000   CA County Tobacco Securitization Agency (TASC)     5.750      06/01/2029        4,385,894
   9,175,000   CA County Tobacco Securitization Agency (TASC)     5.875      06/01/2035        8,019,684
   1,250,000   CA County Tobacco Securitization Agency (TASC)     5.875      06/01/2043          986,213
  10,545,000   CA County Tobacco Securitization Agency (TASC)     6.000      06/01/2035        9,371,447
   1,165,000   CA County Tobacco Securitization Agency (TASC)     6.000      06/01/2042          972,810
   3,825,000   CA County Tobacco Securitization Agency (TASC)     6.125      06/01/2038        3,439,593
      50,000   CA County Tobacco Securitization Agency (TASC)     6.125      06/01/2043           40,942
  86,970,000   CA County Tobacco Securitization Agency (TASC)     6.375(2)   06/01/2046        2,927,410
  65,800,000   CA County Tobacco Securitization Agency (TASC)     6.600(2)   06/01/2046        1,987,160
   9,975,000   CA Dept. of Veterans Affairs Home Purchase(1)      5.000      12/01/2027        9,844,861
  10,000,000   CA Dept. of Veterans Affairs Home Purchase(1)      5.250      12/01/2037        9,794,300
  10,000,000   CA Dept. of Water Resources (Center Valley)(4)     5.250      12/01/2035       11,085,900
      10,000   CA Dept. of Water Resources (Center Valley)        5.400      07/01/2012           10,041
   4,405,000   CA Educational Facilities Authority
               (California College of Arts & Crafts)              5.000      06/01/2035        3,967,407
     300,000   CA Educational Facilities Authority
               (California College of Arts & Crafts)              5.750      06/01/2025          300,669
      40,000   CA Educational Facilities Authority
               (California College of Arts & Crafts)              5.875      06/01/2030           40,056
   1,750,000   CA Educational Facilities Authority (Loyola
               Marymount University)                              5.125      10/01/2040        1,806,210
      10,000   CA GO                                              5.000      10/01/2023           10,028
       5,000   CA GO                                              5.125      02/01/2027            5,098
      20,000   CA GO                                              5.125      03/01/2031           20,026
       5,000   CA GO                                              5.125      06/01/2031            5,012
      35,000   CA GO                                              5.250      06/01/2021           35,106
       5,000   CA GO                                              5.500      10/01/2022            5,081
  15,000,000   CA GO                                              6.000      03/01/2033       17,261,100
      60,000   CA GO                                              6.250      10/01/2019           61,207
     200,000   CA GO                                              6.250      10/01/2019          204,024
  10,000,000   CA GO                                              6.500      04/01/2033       11,776,200
  78,410,000   CA Golden State Tobacco Securitization Corp.
               (TASC)                                             0.000(3)   06/01/2037       51,768,634
  66,195,000   CA Golden State Tobacco Securitization Corp.
               (TASC)                                             5.125      06/01/2047       47,707,398
 205,940,000   CA Golden State Tobacco Securitization Corp.
               (TASC)                                             6.902(2)   06/01/2047        6,301,764
     430,000   CA Health Facilities Financing Authority
               (Hospital of the Good Samaritan)                   7.000      09/01/2021          414,486


                    3 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

   Principal
     Amount                                                      Coupon       Maturity         Value
------------                                                     ------      ----------   --------------
California Continued
$  2,000,000   CA Health Facilities Financing Authority
               (Northern California Presbyterian Homes &
               Services)                                          5.125%     07/01/2018   $    2,000,940
  14,215,000   CA Health Facilities Financing Authority
               (Providence Health & Service/Provident Health
               System-Oregon Obligated Group)(1)                  5.500      10/01/2039       15,239,124
     100,000   CA Health Facilities Financing Authority
               (Providence Health System-Southern California)     6.250      10/01/2028          115,733
   5,000,000   CA Health Facilities Financing Authority
               (SJHS/SJHCN/SJHE/SJHO Obligated Group)             5.750      07/01/2039        5,333,350
      80,000   CA Health Facilities Financing Authority
               (Sutter Health)                                    5.350      08/15/2028           80,441
  10,000,000   CA HFA (Home Mtg.)                                 5.050      02/01/2029        9,584,800
  11,275,000   CA HFA (Home Mtg.)(1)                              5.500      02/01/2042       11,519,759
   7,000,000   CA HFA (Home Mtg.)                                 5.550      08/01/2033        6,737,010
  10,000,000   CA HFA (Home Mtg.)(1)                              5.600      08/01/2038        9,765,100
  22,330,000   CA HFA (Home Mtg.)                                 5.950      08/01/2025       23,689,227
      25,000   CA HFA (Multifamily Hsg.)                          5.375      08/01/2028           25,015
     275,000   CA HFA (Multifamily Hsg.)                          5.950      08/01/2028          275,162
   2,700,000   CA HFA (Multifamily Hsg.)                          6.050      08/01/2027        2,723,004
     400,000   CA HFA (Multifamily Hsg.), Series A                5.900      02/01/2028          400,220
      95,000   CA HFA (Multifamily Hsg.), Series B                5.500      08/01/2039           85,649
   2,000,000   CA HFA, Series B                                   5.000      02/01/2028        1,906,440
   6,885,000   CA HFA, Series C                                   5.750      08/01/2030        7,023,251
   5,000,000   CA HFA, Series E                                   5.000      02/01/2024        4,918,750
   2,515,000   CA HFA, Series J                                   5.050      08/01/2027        2,415,859
   3,635,000   CA Home Mtg. Finance Authority (Homebuyers
               Fund)(1)                                           5.800      08/01/2043        3,597,823
   7,890,000   CA Home Mtg. Finance Authority (Homebuyers
               Fund.)(1)                                          5.500      02/01/2043        8,551,213
  13,850,000   CA Home Mtg. Finance Authority (Homebuyers
               Fund.)(1)                                          5.650      02/01/2049       14,619,507
      20,000   CA Home Mtg. Finance Authority (Homebuyers
               Fund)                                              5.800      08/01/2043           20,076
   1,000,000   CA Home Mtg. Finance Authority (Homebuyers
               Fund)                                              6.000      02/01/2049        1,062,860
   1,000,000   CA Independent Cities Finance Authority Mobile
               Home Park (Lamplighter Salinas)                    6.250      07/15/2045        1,014,410
   1,085,000   CA Independent Cities Finance Authority Mobile
               Home Park (Lamplighter Salinas)                    6.000      07/15/2040        1,091,781
      40,000   CA Independent Cities Lease Finance Authority
               (Caritas Affordable Hsg.)                          5.375      08/15/2040           37,545
   6,430,000   CA Infrastructure and Economic Devel. (Copia:
               The American Center for Wine, Food and the
               Arts)                                              5.000      12/01/2032        2,188,901
     110,000   CA Lee Lake Water District Community
               Facilities District No. 1 (Sycamore Creek)         6.000      09/01/2033          102,014
  20,000,000   CA M-S-R Energy Authority                          6.500      11/01/2039       23,468,600
      65,000   CA M-S-R Public Power Agency (San Juan)            6.000      07/01/2022           69,828
      10,000   CA MobileHome Park Financing Authority
               (Palomar Estates East & West)                      5.100      09/15/2023            9,212
   5,000,000   CA Municipal Finance Authority (Caritas
               Acquisitions/Caritas Corp. Obligated Group)        6.400      08/15/2045        4,956,650


                    4 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

   Principal
     Amount                                                      Coupon       Maturity         Value
------------                                                     ------      ----------   --------------
California Continued
   2,500,000   CA Municipal Finance Authority (Eisenhower
               Medical Center)                                    5.750%     07/01/2040        2,540,550
   1,005,000   CA Municipal Finance Authority (King/Chavez)       8.750      10/01/2039        1,189,518
   1,500,000   CA Municipal Finance Authority (OCEAA)             7.000      10/01/2039        1,511,640
$  1,500,000   CA Municipal Finance Authority (Pilgrim Place
               Claremont)                                         5.875      05/15/2029   $    1,594,065
   1,000,000   CA Municipal Finance Authority (Pilgrim Place
               Claremont)                                         6.125      05/15/2039        1,054,320
   1,400,000   CA Pollution Control Financing Authority
               (Sacramento Biosolids Facility)                    5.500      12/01/2024        1,177,470
      85,000   CA Pollution Control Financing Authority (San
               Diego Gas & Electric Company)                      5.850      06/01/2021           85,271
     915,000   CA Pollution Control Financing Authority (San
               Diego Gas & Electric Company)                      5.850      06/01/2021          917,919
   5,000,000   CA Public Works                                    6.000      03/01/2035        5,340,200
     365,000   CA Public Works                                    6.125      11/01/2029          397,795
   7,750,000   CA Public Works                                    6.375      11/01/2034        8,509,190
   6,550,000   CA Public Works                                    6.625      11/01/2034        7,336,917
     735,000   CA Public Works (Dept. of Corrections)             5.250      06/01/2028          744,886
     900,000   CA Public Works (Dept. of Mental Health)           5.000      11/01/2031          890,190
  14,825,000   CA Public Works (Regents University)(1)            5.000      04/01/2034       15,519,957
     125,000   CA Public Works (Trustees California State
               University)                                        6.000      04/01/2027          136,144
  13,650,000   CA Public Works (Various Community Colleges)       5.750      10/01/2030       14,464,632
   3,765,000   CA Rural Home Mtg. Finance Authority (Single
               Family Mtg.)                                       5.500      08/01/2047        2,141,268
     470,000   CA Rural Home Mtg. Finance Authority (Single
               Family Mtg.)                                       5.500      08/01/2047          237,444
  21,465,000   CA Silicon Valley Tobacco Securitization
               Authority                                          5.680(2)   06/01/2041        1,163,618
  17,650,000   CA Silicon Valley Tobacco Securitization
               Authority                                          5.850(2)   06/01/2047          503,731
 165,000,000   CA Silicon Valley Tobacco Securitization
               Authority                                          6.300(2)   06/01/2056        1,864,500
 100,000,000   CA Silicon Valley Tobacco Securitization
               Authority                                          6.850(2)   06/01/2056          838,000
  70,000,000   CA Silicon Valley Tobacco Securitization
               Authority                                          7.693(2)   06/01/2036        6,338,500
      95,000   CA Statewide CDA                                   5.000      09/02/2018           88,555
     135,000   CA Statewide CDA                                   5.000      09/02/2019          123,229
     235,000   CA Statewide CDA                                   5.125      09/02/2020          211,914
   2,855,000   CA Statewide CDA                                   5.125      09/02/2025        2,386,323
   8,070,000   CA Statewide CDA                                   5.200      09/02/2036        6,119,239
     100,000   CA Statewide CDA                                   6.527(2)   09/01/2028           28,744
      75,000   CA Statewide CDA                                   6.625      09/01/2027           74,993
      50,000   CA Statewide CDA                                   6.750      09/01/2037           50,211
     100,000   CA Statewide CDA                                   6.773(2)   09/01/2034           18,009
      15,000   CA Statewide CDA                                   7.000      07/01/2022           15,011
   3,000,000   CA Statewide CDA (Aspire Public Schools)           6.000      07/01/2040        3,061,800
   5,040,000   CA Statewide CDA (Berkeley Montessori School)      7.250      10/01/2033        5,153,198
     790,000   CA Statewide CDA (Citrus Gardens Apartments)       6.500      07/01/2032          727,242
   1,345,000   CA Statewide CDA (Citrus Gardens Apartments)       9.000      07/01/2032        1,212,249
      75,000   CA Statewide CDA (East Campus Apartments)          5.625      08/01/2034           75,086
   1,350,000   CA Statewide CDA (East Tabor Apartments)           6.850      08/20/2036        1,424,804
      50,000   CA Statewide CDA (Eastfield Ming Quong)            5.500      06/01/2012           50,147


                    5 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

   Principal
     Amount                                                      Coupon       Maturity         Value
------------                                                     ------      ----------   --------------
California Continued
$  1,250,000   CA Statewide CDA (Enloe Medical Center)            6.250%     08/15/2033   $    1,332,700
   5,000,000   CA Statewide CDA (Fairfield Apartments)(5,6)       7.250      01/01/2035        1,999,900
      60,000   CA Statewide CDA (GP Steinbeck)                    5.492(2)   03/20/2022           31,511
   1,000,000   CA Statewide CDA (Huntington Park Charter
               School)                                            5.250      07/01/2042          779,220
   1,145,000   CA Statewide CDA (International School
               Peninsula)                                         5.000      11/01/2025          994,845
   1,000,000   CA Statewide CDA (International School
               Peninsula)                                         5.000      11/01/2029          834,780
      65,000   CA Statewide CDA (Lincoln Apartments)              5.350      09/20/2036           65,927
   2,750,000   CA Statewide CDA (Live Oak School)                 6.750      10/01/2030        2,764,740
   5,810,000   CA Statewide CDA (Marin Montessori School)         7.000      10/01/2033        5,892,095
   2,141,800   CA Statewide CDA (Microgy Holdings)(5)             9.000      12/01/2038          171,344
   6,240,000   CA Statewide CDA (Mountain Shadows Community)      5.000      07/01/2031        4,852,474
   1,400,000   CA Statewide CDA (Napa Valley Hospice)             7.000      01/01/2034        1,310,330
   1,385,000   CA Statewide CDA (Notre Dame de Namur
               University)                                        6.500      10/01/2023        1,354,198
   4,635,000   CA Statewide CDA (Notre Dame de Namur
               University)                                        6.625      10/01/2033        4,418,360
      30,000   CA Statewide CDA (Quail Ridge Apartments)          5.375      07/01/2032           24,146
   1,350,000   CA Statewide CDA (Quail Ridge Apartments)          6.500      07/01/2032        1,133,244
   1,980,000   CA Statewide CDA (Quail Ridge Apartments)          9.000      07/01/2032        1,684,683
     425,000   CA Statewide CDA (Rio Bravo)                       6.300      12/01/2018          395,208
  12,000,000   CA Statewide CDA (St. Joseph's)(1)                 5.750      07/01/2047       12,486,120
     220,000   CA Statewide CDA (Stonehaven Student Hsg.)         5.875      07/01/2032          200,314
      15,000   CA Statewide CDA (Sutter Health Obligated
               Group)                                             5.500      08/15/2034           15,167
   3,000,000   CA Statewide CDA (Thomas Jefferson School of
               Law)                                               7.250      10/01/2038        3,256,140
   1,500,000   CA Statewide CDA COP (Children's Hospital of
               Los Angeles)                                       5.000      08/15/2047        1,275,540
      60,000   CA Statewide CDA COP (Children's Hospital of
               Los Angeles)                                       5.250      08/15/2029           58,940
     165,000   CA Statewide CDA COP (Internext Group)             5.375      04/01/2030          159,118
     245,000   CA Statewide CDA Special Tax Community
               Facilities District No. 97                         6.842(2)   09/01/2022          108,868
   9,690,000   CA Statewide CDA, Series A                         5.150      09/02/2037        7,126,220
   5,980,000   CA Statewide CDA, Series B                         6.250      09/02/2037        5,507,161
  45,175,000   CA Statewide Financing Authority Tobacco
               Settlement                                         6.375(2)   06/01/2046        1,520,591
 220,000,000   CA Statewide Financing Authority Tobacco
               Settlement                                         7.876(2)   06/01/2055        2,046,000
   7,975,000   CA Statewide Financing Authority Tobacco
               Settlement (TASC)                                  6.000      05/01/2037        7,063,059
  30,010,000   CA Statewide Financing Authority Tobacco
               Settlement (TASC)                                  6.000      05/01/2043       25,025,339
  11,745,000   CA Statewide Financing Authority Tobacco
               Settlement (TASC)                                  6.000      05/01/2043        9,794,156
   1,360,000   CA Valley Sanitation District                      5.200      09/02/2030        1,140,360
     100,000   CA Western Hills Water District Special Tax        5.000      09/01/2014           83,468
      25,000   CA Western Hills Water District Special Tax        5.200      09/01/2019           17,018
      25,000   CA Western Hills Water District Special Tax
               (Diablo Grande Community Facilities)               5.700      09/01/2011           24,188


                    6 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

   Principal
     Amount                                                      Coupon       Maturity         Value
------------                                                     ------      ----------   --------------
California Continued
$    105,000   CA Western Hills Water District Special Tax
               (Diablo Grande Community Facilities)               6.000%     09/01/2024   $       67,719
   4,495,000   CA Western Hills Water District Special Tax
               (Diablo Grande Community Facilities)               6.125      09/01/2031        2,653,354
     300,000   CA Western Hills Water District Special Tax
               (Diablo Grande Community Facilities)               6.700      09/01/2020          224,001
      90,000   CA Western Hills Water District Special Tax
               (Diablo Grande Community Facilities)               6.750      09/01/2022           64,903
   3,695,000   CA Western Hills Water District Special Tax
               (Diablo Grande Community Facilities)               6.875      09/01/2031        2,402,083
      10,000   CA William S. Hart Joint School Financing
               Authority                                          5.600      09/01/2023           10,177
      10,000   CA William S. Hart Union School District           6.000      09/01/2033           10,020
   2,500,000   Calexico, CA Community Facilities District No.
               2005-1 Special Tax (Hearthstone)                   5.500      09/01/2036          882,025
   2,325,000   Calexico, CA Community Facilities District No.
               2005-1 Special Tax (Hearthstone)                   5.550      09/01/2036          820,167
      25,000   Campbell, CA (Civic Center) COP                    5.125      10/01/2019           25,084
      75,000   Campbell, CA (Civic Center) COP                    5.250      10/01/2028           75,226
      25,000   Carlsbad, CA Improvement Bond Act 1915             5.500      09/02/2028           25,014
     100,000   Carson, CA Public Financing Authority
               (Remediation)                                      6.500      10/01/2036          108,254
   1,500,000   Carson, CA Redevel. Agency Tax Allocation          7.000      10/01/2036        1,700,445
   4,510,000   Castaic, CA Union School District Community
               Facilities District No. 92-1                       9.000      10/01/2019        4,572,915
   2,190,000   Chino, CA Community Facilities District
               Special Tax                                        5.150      09/01/2036        1,796,194
      45,000   Chino, CA Community Facilities District
               Special Tax                                        5.950      09/01/2033           42,997
   1,000,000   Chino, CA Community Facilities District
               Special Tax No. 2005-1                             5.000      09/01/2023          765,210
   1,625,000   Chino, CA Community Facilities District
               Special Tax No. 2005-1                             5.000      09/01/2027        1,165,060
   2,175,000   Chowchilla, CA Community Facilities Sales Tax
               District                                           5.000      09/01/2037        1,692,542
   1,510,000   Chowchilla, CA Redevel. Agency                     5.000      08/01/2037        1,344,821
   2,000,000   Chula Vista, CA Industrial Devel. (San Diego
               Gas & Electric Company)                            5.875      01/01/2034        2,260,920
  11,360,000   Citrus, CA Community College District(1)           5.500      06/01/2031       12,428,067
   6,065,000   Coalinga, CA Regional Medical Center COP           5.850      09/01/2043        5,831,316
   1,775,000   Colton, CA Community Facilities District
               Special Tax                                        7.500      09/01/2020        1,783,662
   3,715,000   Compton, CA Community College District             6.750      08/01/2034        3,899,598
   5,000,000   Compton, CA Community Redevel. Tax Allocation      6.000      08/01/2042        5,063,900
  10,000,000   Compton, CA Water                                  6.000      08/01/2039       10,566,800
       5,000   Contra Costa County, CA Public Financing
               Authority Tax Allocation                           5.850      08/01/2033            5,012
   4,870,000   Corcoran, CA Hospital District                     8.000      08/01/2034        5,486,299
     980,000   Corona, CA Community Facilities District
               (Buchanan Street)                                  5.150      09/01/2036          760,833
   1,975,000   Corona-Norco, CA Unified School District           6.000      09/01/2037        1,943,756
     990,000   Daly City, CA Hsg. Devel. Finance Agency
               (Third Tier Francsican)                            6.500      12/15/2047          899,435
   1,855,000   Desert Hot Springs, CA Community Facilities
               District Special Tax                               6.375      09/01/2038        1,873,624


                    7 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

   Principal
     Amount                                                      Coupon       Maturity         Value
------------                                                     ------      ----------   --------------
California Continued
$  3,725,000   Desert Hot Springs, CA Redevel. Agency Tax
               Allocation                                         7.375%     09/01/2039   $    4,131,286
      35,000   Dixon, CA Sewer System COP                         5.750      09/01/2021           35,061
     200,000   Eastern CA Municipal Water District Community
               Facilities Special Tax                             5.000      09/01/2030          176,334
     340,000   Eastern CA Municipal Water District Community
               Facilities Special Tax                             5.000      09/01/2037          288,510
     200,000   Eastern CA Municipal Water District Community
               Facilities Special Tax                             5.100      09/01/2037          172,322
   3,740,000   Eastern CA Municipal Water District Community
               Facilities Special Tax                             5.250      09/01/2035        2,999,891
      50,000   Eastern CA Municipal Water District Community
               Facilities Special Tax (Barrington Heights)        5.125      09/01/2035           43,514
   1,500,000   Eastern CA Municipal Water District Community
               Facilities Special Tax (Crown Valley Village)      5.625      09/01/2034        1,321,305
     425,000   Eastern CA Municipal Water District Community
               Facilities Special Tax No. 2003-25                 5.000      09/01/2036          361,620
      20,000   Eastern CA Municipal Water District Community
               Facilities Special Tax No. 2004-26                 5.000      09/01/2025           18,458
     525,000   Eastern CA Municipal Water District
               Improvement Bond Act 1915                          5.200      09/01/2036          460,199
   2,000,000   El Dorado County, CA Special Tax                   5.250      09/01/2035        1,604,220
      25,000   Etiwanda, CA School District Special Tax           5.400      09/01/2035           22,810
  10,300,000   Etiwanda, CA School District Special Tax
               Community Facilities District No. 2004-2           6.000      09/01/2037        9,382,579
   1,000,000   Fairfield, CA Community Facilities District
               Special Tax (Fairfield Commons)                    6.875      09/01/2038        1,000,770
     100,000   Fillmore, CA Public Financing (Central City
               Redevel.)                                          5.500      06/01/2031           89,251
   5,050,000   Folsom, CA Special Tax Community Facilities
               District No. 31                                    5.000      09/01/2036        4,075,199
      10,000   Folsom, CA Special Tax Community Facilities
               District No. 7                                     6.000      09/01/2024           10,112
      10,000   Fontana, CA Redevel. Agency (Jurupa Hills)         5.500      10/01/2027           10,010
      20,000   Fremont, CA Community Facilities District
               (Pacific Commons)                                  6.250      09/01/2026           20,198
   5,145,000   Grossmont, CA Union High School District(1)        5.500      08/01/2030        5,655,634
   4,895,000   Grossmont, CA Union High School District(1)        5.500      08/01/2031        5,346,045
  10,000,000   Grossmont, CA Union High School District(1)        5.500      08/01/2045       10,796,200
   1,165,000   Heber, CA Public Utilities District (Heber
               Meadows)                                           5.300      09/01/2035          957,199
   1,020,000   Hemet, CA Unified School District                  5.100      09/01/2030          853,995
     785,000   Hemet, CA Unified School District                  5.125      09/01/2036          700,966
   1,285,000   Hemet, CA Unified School District                  5.125      09/01/2037        1,032,973
   1,505,000   Hemet, CA Unified School District                  5.250      09/01/2035        1,372,711
   1,155,000   Hemet, CA Unified School District Community
               Facilities District No. 2005-3                     5.375      09/01/2026        1,041,302
   2,835,000   Hemet, CA Unified School District Community
               Facilities District No. 2005-3                     5.750      09/01/2039        2,512,490
      60,000   Hemet, CA Unified School District Community
               Facilities District Special Tax                    5.625      09/01/2035           58,048
      30,000   Hesperia, CA Improvement Bond Act 1915             8.500      09/02/2024           30,990
   1,360,000   Hesperia, CA Public Financing Authority,
               Tranche A                                          6.250      09/01/2035        1,284,710
   3,360,000   Hesperia, CA Public Financing Authority,
               Tranche B                                          6.250      09/01/2035        3,173,990


                    8 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

   Principal
     Amount                                                      Coupon       Maturity         Value
------------                                                     ------      ----------   --------------
California Continued
$  3,340,000   Hesperia, CA Public Financing Authority,
               Tranche C                                          6.250%     09/01/2035   $    3,155,098
   1,065,000   Hesperia, CA Unified School District               5.000      09/01/2030          964,102
   1,700,000   Hesperia, CA Unified School District               5.000      09/01/2037        1,486,752
      50,000   Hesperia, CA Unified School District               5.200      09/01/2035           45,283
   1,430,000   Imperial County, CA Community Facilities
               District No. 2004-2 Special Tax                    5.900      09/01/2037          987,887
     870,000   Imperial County, CA Special Tax                    5.000      09/01/2026          740,518
   1,070,000   Imperial County, CA Special Tax                    5.000      09/01/2037          832,653
   3,385,000   Imperial County, CA Special Tax                    5.000      09/01/2037        2,634,139
   2,215,000   Indio, CA Community Facilities District
               Special Tax                                        5.250      09/01/2027        1,832,957
   1,000,000   Indio, CA Community Facilities District
               Special Tax                                        5.250      09/01/2036          882,990
   4,095,000   Indio, CA Community Facilities District
               Special Tax                                        5.250      09/01/2036        3,128,826
     285,000   Indio, CA Community Facilities District
               Special Tax (Sonora Wells)                         5.000      09/01/2020          254,448
     300,000   Indio, CA Community Facilities District
               Special Tax (Sonora Wells)                         5.000      09/01/2021          262,800
     625,000   Indio, CA Community Facilities District
               Special Tax (Sonora Wells)                         5.050      09/01/2026          511,463
   2,805,000   Indio, CA Community Facilities District
               Special Tax (Sonora Wells)                         5.125      09/01/2036        2,102,656
      40,000   Indio, CA Hsg. (Olive Court Apartments)            6.375      12/01/2026           40,025
      25,000   Indio, CA Improvement Bond Act 1915 Assessment
               District No. 2002-2                                6.125      09/02/2027           24,446
   1,995,000   Indio, CA Improvement Bond Act 1915 Assessment
               District No. 2003-03                               6.125      09/02/2029        1,958,751
      25,000   Indio, CA Improvement Bond Act 1915 Assessment
               District No. 2003-5 (Sunburst)                     5.875      09/02/2029           23,340
 354,105,000   Inland, CA Empire Tobacco Securitization
               Authority (TASC)                                   8.000(2)   06/01/2057        1,161,464
   3,195,000   Ione, CA Special Tax Community Facilities
               District 2005-2-A                                  6.000      09/01/2036        2,698,689
      10,000   Irvine, CA Improvement Bond Act 1915               5.625      09/02/2024           10,161
   1,000,000   Irvine, CA Unified School District Special Tax
               Community Facilities District                      6.700      09/01/2035        1,050,590
      30,000   Jurupa, CA Community Services District Special
               Tax                                                5.000      09/01/2036           26,476
     500,000   Jurupa, CA Community Services District Special
               Tax Community Facilities District No. 38           6.375      09/01/2040          504,775
     110,000   Jurupa, CA Public Financing Authority              6.000      09/01/2032          109,989
   2,575,000   Jurupa, CA Public Financing Authority              6.125      09/01/2040        2,588,905
   1,140,000   Jurupa, CA Public Financing Authority              6.125      09/01/2040        1,146,156
      50,000   King, CA Community Devel. Agency Tax
               Allocation (King City Redevel.)                    6.750      09/01/2016           50,079
      20,000   Kingsburg, CA Public Financing Authority           8.000      09/15/2021           20,032
   5,000,000   La Verne, CA COP (Bethren Hillcrest Homes)         5.600      02/15/2033        4,295,350
   2,000,000   La Verne, CA COP (Bethren Hillcrest Homes)         6.625      02/15/2025        2,016,040
     645,000   Lake Berryessa, CA Resort Improvement District     5.250      09/02/2017          547,992
   1,440,000   Lake Berryessa, CA Resort Improvement District     5.500      09/02/2027        1,074,370
   2,410,000   Lake Berryessa, CA Resort Improvement District     5.550      09/02/2037        1,646,006
   2,020,000   Lake Elsinore, CA Community Facilities
               District No. 2006-2 Special Tax (Viscaya)          5.400      09/01/2036        1,801,577
   2,575,000   Lake Elsinore, CA Special Tax                      5.150      09/01/2036        2,196,475
     920,000   Lake Elsinore, CA Special Tax                      5.200      09/01/2026          860,522


                    9 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

   Principal
     Amount                                                      Coupon       Maturity         Value
------------                                                     ------      ----------   --------------
California Continued
$  2,800,000   Lake Elsinore, CA Special Tax                      5.250%     09/01/2037   $    2,467,304
   1,150,000   Lake Elsinore, CA Special Tax                      5.350      09/01/2036        1,038,163
   1,210,000   Lake Elsinore, CA Special Tax                      5.350      09/01/2036        1,092,328
   2,000,000   Lake Elsinore, CA Special Tax                      5.450      09/01/2036        1,833,280
   1,170,000   Lake Elsinore, CA Unified School District          5.000      09/01/2037          979,442
   1,220,000   Lake Elsinore, CA Unified School District          5.350      09/01/2035        1,083,421
   3,430,000   Lake Elsinore, CA Unified School District          5.350      09/01/2035        2,233,376
   1,435,000   Lake Elsinore, CA Unified School District          5.400      09/01/2035        1,284,009
     350,000   Lake Elsinore, CA Unified School District
               Community Facilities District Special Tax No.
               2006-4                                             5.625      09/01/2040          341,569
   1,100,000   Lake Elsinore, CA Unified School District
               Community Facilities District Special Tax No.
               2006-6                                             5.900      09/01/2037        1,013,980
   1,275,000   Lake Elsinore, CA Unified School District
               Community Facilities District Special Tax No.
               2005-7                                             6.250      09/01/2040        1,309,744
   1,670,000   Lancaster, CA Redevel. Agency Tax Allocation
               (Comb Redevel.)                                    6.875      08/01/2034        1,889,037
   1,010,000   Lancaster, CA Redevel. Agency Tax Allocation
               (Comb Redevel.)                                    6.875      08/01/2039        1,139,411
      20,000   Lathrop, CA Financing Authority (Water Supply)     5.600      06/01/2018           20,457
      10,000   Lathrop, CA Financing Authority (Water Supply)     5.700      06/01/2019           10,210
     800,000   Lathrop, CA Financing Authority (Water Supply)     6.000      06/01/2035          802,984
   3,430,000   Lathrop, CA Improvement Bond Act 1915
               (Mossdale Village)                                 5.100      09/02/2035        2,601,861
      50,000   Lathrop, CA Improvement Bond Act 1915
               (Mossdale Village)                                 6.000      09/02/2022           47,793
      20,000   Lathrop, CA Improvement Bond Act 1915
               (Mossdale Village)                                 6.125      09/02/2028           18,440
      60,000   Lathrop, CA Improvement Bond Act 1915
               (Mossdale Village)                                 6.125      09/02/2033           53,614
   4,395,000   Lathrop, CA Special Tax Community Facilities
               District No. 03-2                                  7.000      09/01/2033        4,453,585
     475,000   Lathrop, CA Special Tax Community Facilities
               District No. 06-1(5)                               5.000      09/01/2015          189,668
     445,000   Lathrop, CA Special Tax Community Facilities
               District No. 06-1(5)                               5.000      09/01/2016          177,689
     670,000   Lathrop, CA Special Tax Community Facilities
               District No. 06-1(5)                               5.125      09/01/2017          267,531
     800,000   Lathrop, CA Special Tax Community Facilities
               District No. 06-1(5)                               5.125      09/01/2018          319,440
   1,015,000   Lathrop, CA Special Tax Community Facilities
               District No. 06-1(5)                               5.200      09/01/2019          405,290
     505,000   Lathrop, CA Special Tax Community Facilities
               District No. 06-1(5)                               5.250      09/01/2021          201,647
   5,680,000   Lathrop, CA Special Tax Community Facilities
               District No. 06-1(5)                               5.300      09/01/2026        2,268,024
  32,305,000   Lathrop, CA Special Tax Community Facilities
               District No. 06-1(5)                               5.375      09/01/2036       12,899,387
     635,000   Lincoln, CA Special Tax                            5.000      09/01/2026          523,526
   1,315,000   Lincoln, CA Special Tax                            5.000      09/01/2036          976,453
   1,950,000   Little Lake, CA City School District               5.250      07/01/2030        2,002,728


                   10 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

   Principal
     Amount                                                      Coupon       Maturity         Value
------------                                                     ------      ----------   --------------
California Continued
$    150,000   Long Beach, CA Bond Finance Authority
               (Redevel. Hsg. & Gas Utilities)                    5.000%     08/01/2025   $      149,756
  12,000,000   Long Beach, CA Bond Finance Authority Natural
               Gas                                                5.500      11/15/2037       12,307,560
  15,000,000   Los Angeles, CA Community College District(1)      5.000      08/01/2033       15,811,800
  10,000,000   Los Angeles, CA Community College District(1)      5.250      08/01/2039       10,778,700
  10,000,000   Los Angeles, CA Community College District(1)      6.000      08/01/2033       11,500,300
   2,075,000   Los Angeles, CA Community Devel. Agency
               (Adelante Eastside Redevel.)                       6.500      09/01/2039        2,135,839
   1,575,000   Los Angeles, CA Community Redevel. Agency
               (Grand Central Square)                             5.000      12/01/2026        1,410,822
  14,210,000   Los Angeles, CA Dept. of Airports (Los Angeles
               International Airport)(1)                          5.250      05/15/2024       15,179,775
  10,000,000   Los Angeles, CA Dept. of Airports (Los Angeles
               International Airport)(1)                          5.375      05/15/2026       10,667,233
  11,000,000   Los Angeles, CA Dept. of Airports (Los Angeles
               International Airport)(1)                          5.375      05/15/2027       11,699,062
  10,095,000   Los Angeles, CA Dept. of Airports (Los Angeles
               International Airport)(1)                          5.375      05/15/2028       10,710,189
  10,215,000   Los Angeles, CA Dept. of Airports ROLs(1)          5.375      05/15/2025       10,973,055
   3,000,000   Los Angeles, CA Dept. of Water & Power(1)          5.375      07/01/2034        3,286,050
  12,000,000   Los Angeles, CA Dept. of Water & Power(1)          5.375      07/01/2038       13,100,520
  16,300,000   Los Angeles, CA Harbor Dept.(1)                    5.250      08/01/2034       17,486,477
   1,000,000   Los Angeles, CA Hsg. Auth. (Property
               Acquisition)                                       6.000      06/01/2029        1,049,150
     500,000   Los Angeles, CA Hsg. Auth. (Property
               Acquisition)                                       6.375      06/01/2039          520,915
   1,500,000   Los Angeles, CA IDA (Santee Court Parking
               Facility)                                          5.000      12/01/2020          901,245
   1,100,000   Los Angeles, CA IDA (Santee Court Parking
               Facility)                                          5.000      12/01/2027          654,313
   4,000,000   Los Angeles, CA Municipal Improvement Corp.
               (Real Property)                                    6.000      09/01/2039        4,394,440
      20,000   Los Banos, CA COP                                  6.000      12/01/2019           20,006
   1,605,000   Los Banos, CA Redevel. Agency Tax Allocation       5.000      09/01/2036        1,453,905
      85,000   Madera County, CA COP (Valley Children's
               Hospital)                                          5.750      03/15/2028           85,026
     925,000   Madera, CA Special Tax                             5.000      09/01/2036          680,023
      10,000   Manteca, CA Unified School District Special
               Tax Community Facilities District No. 89           5.400      09/01/2023            9,175
   1,375,000   Mendota, CA Joint Powers Financing Authority
               Wastewater                                         5.150      07/01/2035        1,105,308
     100,000   Menifee, CA Union School District Special Tax      5.000      09/01/2022           86,173
     915,000   Menifee, CA Union School District Special Tax      5.200      09/01/2030          726,473
     400,000   Menifee, CA Union School District Special Tax      5.200      09/01/2035          356,556
     500,000   Menifee, CA Union School District Special Tax      5.250      09/01/2035          384,130
   1,010,000   Menifee, CA Union School District Special Tax      5.250      09/01/2036          830,079
   2,930,000   Merced, CA Special Tax                             5.000      09/01/2036        1,902,771
     500,000   Merced, CA Special Tax                             5.100      09/01/2035          331,980
   3,015,000   Modesto, CA Special Tax Community Facilities
               District No. 4                                     5.150      09/01/2036        2,385,589
   3,000,000   Montebello, CA Community Redevel. Agency
               (Montebello Hills Redevel.)                        8.100      03/01/2027        3,480,900
   1,250,000   Moreno Valley, CA Special Tax Community
               Facilities District No. 5                          5.000      09/01/2037          972,725


                   11 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

   Principal
     Amount                                                      Coupon       Maturity         Value
------------                                                     ------      ----------   --------------
California Continued
$     25,000   Moreno Valley, CA Unified School District
               Community Facilities District                      5.100%     09/01/2028   $       21,738
   1,475,000   Moreno Valley, CA Unified School District
               Community Facilities District                      5.150      09/01/2035        1,362,281
     680,000   Moreno Valley, CA Unified School District
               Community Facilities District                      5.200      09/01/2036          630,795
     750,000   Moreno Valley, CA Unified School District
               Community Facilities District Special Tax No.
               2004-3                                             5.000      09/01/2037          615,300
      10,000   Murrieta, CA Community Facilities District
               Special Tax (Bluestone)                            6.300      09/01/2031           10,017
     240,000   Murrieta, CA Community Facilities District
               Special Tax (Meadowlane/Amberwalk)                 5.125      09/01/2035          213,324
      25,000   Murrieta, CA Community Facilities District
               Special Tax (Murrieta Springs)                     5.375      09/01/2029           23,329
      35,000   Murrieta, CA Valley Unified School District
               Special Tax                                        5.250      09/01/2037           28,491
     370,000   Murrieta, CA Valley Unified School District
               Special Tax                                        5.375      09/01/2026          331,875
   1,355,000   Murrieta, CA Valley Unified School District
               Special Tax                                        5.450      09/01/2038        1,134,420
      25,000   Murrieta, CA Water Public Financing Authority      6.600      10/01/2016           25,193
   2,000,000   Norco, CA Redevel. Agency Tax Allocation           6.000      03/01/2036        2,034,840
  23,675,000   Northern CA Tobacco Securitization Authority
               (TASC)                                             5.500      06/01/2045       17,831,537
 157,335,000   Northern CA Tobacco Securitization Authority
               (TASC)                                             6.700(2)   06/01/2045        4,688,583
      45,000   Northern, CA Inyo County Local Hospital
               District                                           5.300      12/01/2028           36,779
   2,000,000   Northern, CA Inyo County Local Hospital
               District                                           6.375      12/01/2025        2,107,080
   1,000,000   Oak Valley, CA Hospital District                   7.000      11/01/2035        1,052,130
      10,000   Oakdale, CA Public Financing Authority Tax
               Allocation (Central City Redevel.)                 6.100      06/01/2027            9,617
   1,000,000   Oakland, CA GO                                     6.000      01/15/2034        1,086,210
     250,000   Oakland, CA GO                                     6.250      01/15/2039          274,518
   1,000,000   Oakland, CA Unified School District                6.125      08/01/2029        1,077,790
     250,000   Oakland, CA Unified School District                6.500      08/01/2022          288,593
     250,000   Oakland, CA Unified School District                6.500      08/01/2023          286,358
     250,000   Oakland, CA Unified School District                6.500      08/01/2024          283,318
     900,000   Oakley, CA Public Finance Authority                5.200      09/02/2026          811,620
   4,410,000   Oakley, CA Public Finance Authority                5.250      09/02/2036        3,578,362
   3,215,000   Olivehurst, CA Public Utilities District
               (Plumas Lake Community Facilities District)        7.625      09/01/2038        3,055,761
  13,045,000   Orange County, CA Airport(1)                       5.250      07/01/2034       13,927,876
  15,000,000   Orange County, CA Sanitation District COP(1)       5.000      02/01/2035       15,985,200
   4,000,000   Orange, CA Community Facilities District
               Special Tax (Del Rio Public Improvements)          6.000      10/01/2040        4,050,480
     440,000   Palm Desert, CA Financing Authority                5.050(2)   08/01/2015          359,894
     390,000   Palm Desert, CA Financing Authority                5.100(2)   08/01/2016          300,604
     230,000   Palm Desert, CA Financing Authority                5.650(2)   04/01/2018          156,333
   1,020,000   Palm Desert, CA Financing Authority                5.650(2)   08/01/2018          680,167
     265,000   Palm Desert, CA Financing Authority                5.750(2)   04/01/2019          167,573
   1,165,000   Palm Desert, CA Financing Authority                5.750(2)   08/01/2019          722,253


                   12 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

   Principal
     Amount                                                      Coupon       Maturity         Value
------------                                                     ------      ----------   --------------
California Continued
$    305,000   Palm Desert, CA Financing Authority                5.850%(2)  04/01/2020   $      179,032
   1,310,000   Palm Desert, CA Financing Authority                5.850(2)   08/01/2020          753,656
     340,000   Palm Desert, CA Financing Authority                5.950(2)   04/01/2021          185,837
   1,450,000   Palm Desert, CA Financing Authority                5.950(2)   08/01/2021          776,490
     380,000   Palm Desert, CA Financing Authority                6.000(2)   04/01/2022          192,466
   1,605,000   Palm Desert, CA Financing Authority                6.000(2)   08/01/2022          796,305
     395,000   Palm Desert, CA Financing Authority                6.010(2)   04/01/2023          187,096
   1,755,000   Palm Desert, CA Financing Authority                6.010(2)   08/01/2023          813,758
     410,000   Palm Desert, CA Financing Authority                6.020(2)   04/01/2024          177,628
   1,910,000   Palm Desert, CA Financing Authority                6.020(2)   08/01/2024          810,489
     430,000   Palm Desert, CA Financing Authority                6.030(2)   04/01/2025          173,092
   2,070,000   Palm Desert, CA Financing Authority                6.030(2)   08/01/2025          815,911
     445,000   Palm Desert, CA Financing Authority                6.040(2)   04/01/2026          166,181
   2,235,000   Palm Desert, CA Financing Authority                6.040(2)   08/01/2026          817,049
     465,000   Palm Desert, CA Financing Authority                6.050(2)   04/01/2027          161,099
   1,400,000   Palm Desert, CA Financing Authority                6.050(2)   08/01/2027          474,712
     480,000   Palm Desert, CA Financing Authority                6.060(2)   04/01/2028          154,075
   1,415,000   Palm Desert, CA Financing Authority                6.060(2)   08/01/2028          444,423
     500,000   Palm Desert, CA Financing Authority                6.070(2)   04/01/2029          147,965
   1,370,000   Palm Desert, CA Financing Authority                6.070(2)   08/01/2029          396,588
     520,000   Palm Desert, CA Financing Authority                6.080(2)   04/01/2030          134,628
   1,430,000   Palm Desert, CA Financing Authority                6.080(2)   08/01/2030          361,733
     540,000   Palm Desert, CA Financing Authority                6.090(2)   04/01/2031          129,384
   1,495,000   Palm Desert, CA Financing Authority                6.090(2)   08/01/2031          349,950
     560,000   Palm Desert, CA Financing Authority                6.100(2)   04/01/2032          123,822
   1,560,000   Palm Desert, CA Financing Authority                6.100(2)   08/01/2032          336,929
     580,000   Palm Desert, CA Financing Authority                6.100(2)   04/01/2033          118,494
   1,625,000   Palm Desert, CA Financing Authority                6.100(2)   08/01/2033          324,236
     590,000   Palm Desert, CA Financing Authority                6.100(2)   04/01/2034          111,280
   1,705,000   Palm Desert, CA Financing Authority                6.100(2)   08/01/2034          314,044
   2,075,000   Palm Desert, CA Financing Authority                6.100(2)   08/01/2035          354,223
   5,000,000   Palm Desert, CA Improvement Bond Act 1915          5.100      09/02/2037        3,590,100
   3,000,000   Palm Desert, CA Special Tax Community
               Facilities District No. 2005-1                     5.150      09/01/2027        2,531,790
   9,000,000   Palm Desert, CA Special Tax Community
               Facilities District No. 2005-1                     5.200      09/01/2037        7,058,970
   2,335,000   Palm Desert, CA Special Tax Community
               Facilities District No. 2005-1-A                   5.250      09/01/2026        2,015,572
   2,000,000   Palm Desert, CA Special Tax Community
               Facilities District No. 2005-1-A                   5.450      09/01/2032        1,674,260
   3,000,000   Palm Desert, CA Special Tax Community
               Facilities District No. 2005-1-A                   5.500      09/01/2036        2,474,730
     120,000   Palm Springs, CA Airport Passenger Facilities
               (Palm Springs International Airport)               5.450      07/01/2020          112,601
     490,000   Palm Springs, CA Airport Passenger Facilities
               (Palm Springs International Airport)               5.550      07/01/2028          445,959


                   13 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

   Principal
     Amount                                                      Coupon       Maturity         Value
------------                                                     ------      ----------   --------------
California Continued
$    250,000   Palm Springs, CA Airport Passenger Facilities
               (Palm Springs International Airport)               6.400%     07/01/2023   $      238,853
     505,000   Palm Springs, CA Airport Passenger Facilities
               (Palm Springs International Airport)               6.500      07/01/2027          477,715
      85,000   Palm Springs, CA Airport Passenger Facilities
               (Palm Springs Regional Airport)                    5.250      01/01/2022           85,070
      10,000   Palm Springs, CA Improvement Bond Act 1915         5.550      09/02/2023            9,569
   1,355,000   Palmdale, CA Community Facilities District
               Special Tax                                        5.400      09/01/2035        1,181,682
   6,460,000   Palmdale, CA Community Facilities District
               Special Tax                                        6.125      09/01/2037        6,022,206
   5,435,000   Palmdale, CA Community Facilities District
               Special Tax                                        6.250      09/01/2035        5,197,273
     500,000   Palmdale, CA Elementary School District
               Special Tax Community Facilities District No.
               90-1                                               5.700      08/01/2018          503,585
      20,000   Palo Alto, CA Improvement Bond Act 1915
               (University Ave. Area)                             5.750      09/02/2022           20,465
   1,365,000   Perris, CA Community Facilities District
               Special Tax                                        5.300      09/01/2035        1,234,820
   2,025,000   Perris, CA Community Facilities District
               Special Tax (Amber Oaks)                           6.000      09/01/2034        2,030,731
   2,500,000   Perris, CA Community Facilities District
               Special Tax (Chaparral Ridge)                      6.250      09/01/2033        2,534,025
   2,110,000   Perris, CA Community Facilities District
               Special Tax (Harmony Grove)                        5.300      09/01/2035        1,871,718
      10,000   Perris, CA Community Facilities District
               Special Tax (May Farms)                            5.100      09/01/2030            9,039
     120,000   Perris, CA Community Facilities District
               Special Tax (May Farms)                            5.150      09/01/2035          106,200
   1,260,000   Perris, CA Community Facilities District
               Special Tax No. 2001                               5.000      09/01/2037        1,033,704
   1,270,000   Perris, CA Community Facilities District
               Special Tax, Series A                              5.750      09/01/2035        1,235,545
   3,540,000   Perris, CA Community Facilities District
               Special Tax, Series B                              6.000      09/01/2034        3,521,875
     140,000   Perris, CA Public Financing Authority              5.000      09/01/2017          137,528
      85,000   Perris, CA Public Financing Authority              5.100      09/01/2018           82,747
   2,000,000   Perris, CA Public Financing Authority              5.350      10/01/2036        1,817,360
      10,000   Perris, CA Public Financing Authority, Series A    6.000      09/01/2023           10,218
      80,000   Perris, CA Public Financing Authority, Series A    6.125      09/01/2034           80,714
   1,815,000   Perris, CA Public Financing Authority, Series A    6.250      09/01/2033        1,839,702
   2,080,000   Perris, CA Public Financing Authority, Series A    6.600      09/01/2038        2,087,696
   2,035,000   Perris, CA Public Financing Authority, Series C    6.200      09/01/2038        2,000,364
     860,000   Perris, CA Public Financing Authority, Series D    5.500      09/01/2024          800,006
  10,605,000   Perris, CA Public Financing Authority, Series D    5.800      09/01/2038        9,492,323
   2,000,000   Pico Rivera, CA Public Financing Authority         5.750      09/01/2039        2,099,100
      25,000   Pleasant Hill, CA Special Tax Downtown
               Community Facilities District No. 1                6.000      09/01/2032           23,139
     500,000   Pomona, CA Public Financing Authority (Water
               Facilities)                                        5.000      05/01/2047          501,595
      50,000   Pomona, CA Unified School District                 6.150      08/01/2030           56,289
   2,280,000   Port of Oakland, CA(1)                             5.000      11/01/2032        2,310,400
  18,220,000   Port of Oakland, CA(1)                             5.000      11/01/2032       18,462,932


                   14 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

   Principal
     Amount                                                      Coupon       Maturity         Value
------------                                                     ------      ----------   --------------
California Continued
$  5,000,000   Port of Oakland, CA                                5.375%     11/01/2027   $    5,071,050
   2,500,000   Port of Oakland, CA                                5.750      11/01/2029        2,501,800
   8,000,000   Port of Oakland, CA                                5.875      11/01/2030        8,006,080
     125,000   Porterville, CA (Sewer Systems) COP                5.400      10/01/2016          125,229
   5,000,000   Poway, CA Unified School District Special Tax
               Community Facilities District No. 14               5.250      09/01/2036        4,474,150
   3,000,000   Ramona, CA Unified School District COP             0.000(3)   05/01/2032        2,669,970
      25,000   Rancho Cordova, CA Community Facilities
               District Special Tax (Sunridge Anatolia)           6.000      09/01/2033           24,936
      20,000   Rancho Cordova, CA Community Facilities
               District Special Tax (Sunridge Anatolia)           6.100      09/01/2037           20,016
     600,000   Rancho Cucamonga, CA Community Facilities
               District Special Tax (Amador)                      5.000      09/01/2027          507,012
   1,260,000   Rancho Cucamonga, CA Community Facilities
               District Special Tax (Amador)                      5.000      09/01/2037          980,507
  13,550,000   Rancho Cucamonga, CA Community Facilities
               District Special Tax (Etiwanda)                    5.375      09/01/2036       11,213,709
     570,000   Rancho Cucamonga, CA Community Facilities
               District Special Tax (Vintners)                    5.000      09/01/2027          481,661
   1,120,000   Rancho Cucamonga, CA Community Facilities
               District Special Tax (Vintners)                    5.000      09/01/2037          871,562
   2,600,000   Rancho Cucamonga, CA Community Facilities
               District Special Tax (Vintners)                    5.375      09/01/2036        2,151,708
      20,000   Rancho Santa Fe, CA Community Services
               District Special Tax                               6.600      09/01/2023           20,057
      10,000   Redding, CA Improvement Bond Act 1915 (Tierra
               Oaks Assessment District 1993-1)                   7.000      09/02/2012            9,833
   2,000,000   Reedley, CA COP (Sierra View Homes)                5.375      09/01/2040        1,940,580
     490,000   Rialto, CA Special Tax Community Facilities
               District No. 2006-1                                5.250      09/01/2026          448,972
   1,470,000   Rialto, CA Special Tax Community Facilities
               District No. 2006-1                                5.350      09/01/2036        1,275,725
      25,000   Richgrove, CA School District                      6.375      07/01/2018           25,029
   2,000,000   Richmond, CA Joint Powers Financing Authority
               (Civic Center)                                     5.750      08/01/2029        2,167,820
   2,660,000   Richmond, CA Joint Powers Financing Authority
               (Westridge Hilltop Apartments)                     5.000      12/15/2026        2,433,607
   1,165,000   Richmond, CA Joint Powers Financing Authority
               (Westridge Hilltop Apartments)                     5.000      12/15/2033        1,012,362
   2,500,000   Ridgecrest, CA Redevel. Agency (Ridgecrest
               Redevel.)                                          6.250      06/30/2037        2,573,725
   4,000,000   Rio Vista, CA Community Facilities District
               Special Tax No. 1                                  5.125      09/01/2036        3,169,080
   3,000,000   Rio Vista, CA Community Facilities District
               Special Tax No. 2004-1                             5.850      09/01/2035        2,647,170
  15,065,000   River Islands, CA Public Financing Authority       5.200      09/01/2037       10,507,687
     100,000   River Islands, CA Public Financing Authority       6.000      09/01/2027           85,183
      25,000   River Islands, CA Public Financing Authority       6.000      09/01/2035           19,998
     700,000   Riverbank, CA Redevel. Agency (Riverbank
               Reinvestment)                                      5.000      08/01/2032          516,600
   6,585,000   Riverside County, CA Community Facilities
               District (Scott Road)                              7.250      09/01/2038        6,704,518
      25,000   Riverside County, CA Community Facilities
               District Special Tax                               5.600      09/01/2019           24,636


                   15 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

   Principal
     Amount                                                      Coupon       Maturity         Value
------------                                                     ------      ----------   --------------
California Continued
$  2,000,000   Riverside County, CA Redevel. Agency Tax
               Allocation                                         6.000%     10/01/2039   $    2,056,340
   1,725,000   Riverside, CA (Recovery Zone Facility) COP         5.500      03/01/2040        1,761,191
   1,500,000   Riverside, CA Improvement Bond Act 1915
               (Hunter Park Assessment District)                  5.200      09/02/2036        1,255,680
     135,000   Riverside, CA Improvement Bond Act 1915
               (Sycamore Canyon Assessment District)              8.500      09/02/2012          137,210
   1,000,000   Riverside, CA Special Tax Community Facilities
               District No. 92-1, Series A                        5.300      09/01/2034          852,690
      25,000   Riverside, CA Unified School District              5.500      09/01/2032           23,574
   1,385,000   Riverside, CA Unified School District Special
               Tax Community Facilities District No. 12           8.500      09/01/2038        1,451,785
     355,000   Riverside, CA Unified School District Special
               Tax Community Facilities District No. 15           6.500      09/01/2029          367,248
   1,070,000   Riverside, CA Unified School District Special
               Tax Community Facilities District No. 15           6.750      09/01/2029        1,110,200
      25,000   Romoland, CA School District Special Tax           5.250      09/01/2035           22,622
   1,995,000   Romoland, CA School District Special Tax           5.375      09/01/2038        1,763,480
   1,115,000   Roseville, CA Special Tax (Diamond Creek)          5.000      09/01/2026          638,694
   4,850,000   Roseville, CA Special Tax (Diamond Creek)          5.000      09/01/2037        2,359,622
   3,445,000   Roseville, CA Special Tax (Stone Point)            5.250      09/01/2036        1,942,429
      65,000   Sacramento, CA Health Facility (Center for
               Aids Research Education & Services)                5.300      01/01/2024           65,024
      15,000   Sacramento, CA Special Tax (North Natomas
               Community Facilities)                              6.000      09/01/2033           15,126
   1,515,000   San Bernardino County, CA Redevel. Agency Tax
               Allocation (San Sevaine Redevel.)                  5.000      09/01/2025        1,428,463
   1,850,000   San Bernardino, CA Joint Powers Financing
               Authority (Tax Allocation)                         6.625      04/01/2026        1,905,889
   1,410,000   San Bernardino, CA Mountains Community
               Hospital District COP                              5.000      02/01/2027        1,099,603
   3,235,000   San Bernardino, CA Mountains Community
               Hospital District COP                              5.000      02/01/2037        2,320,918
   1,225,000   San Diego County, CA COP                           5.700      02/01/2028          885,785
   6,645,000   San Diego County, CA Redevel. Agency
               (Gillespie Field)                                  5.750      12/01/2032        5,593,229
      20,000   San Diego, CA Improvement Bond Act 1915            6.200      09/02/2033           18,903
  10,000,000   San Diego, CA Regional Building Authority
               (County Operations Center & Annex)(1)              5.375      02/01/2036       10,772,100
      65,000   San Francisco, CA City & County Airports
               Commission                                         5.000      05/01/2030           64,560
      15,000   San Francisco, CA City & County Airports
               Commission (SFO Fuel Company)                      5.250      01/01/2024           15,006
  16,670,000   San Francisco, CA City & County COP(1)             5.000      10/01/2033       17,357,605
   2,000,000   San Francisco, CA City & County Redevel.
               Financing Authority (Mission Bay North
               Redevel.)                                          6.500      08/01/2039        2,183,020
   1,500,000   San Francisco, CA City & County Redevel.
               Financing Authority (Mission Bay South
               Redevel.)                                          6.625      08/01/2039        1,644,675
   1,000,000   San Francisco, CA City & County Redevel.
               Financing Authority (San Francisco Redevel.)       5.750      08/01/2039        1,027,230
     500,000   San Francisco, CA City & County Redevel.
               Financing Authority (San Francisco Redevel.)       6.500      08/01/2032          551,860


                   16 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

   Principal
     Amount                                                      Coupon       Maturity         Value
------------                                                     ------      ----------   --------------
California Continued
$    545,000   San Francisco, CA City & County Redevel.
               Financing Authority (San Francisco Redevel.)       6.625%     08/01/2039   $      601,190
   1,090,000   San Gorgonio, CA Memorial Health Care District     6.750      08/01/2022        1,241,477
   1,040,000   San Gorgonio, CA Memorial Health Care District     6.750      08/01/2023        1,179,838
   6,500,000   San Gorgonio, CA Memorial Healthcare               7.100      08/01/2033        7,246,135
   6,490,000   San Jacinto, CA Financing Authority, Tranche A     6.600      09/01/2033        5,098,739
   6,345,000   San Jacinto, CA Financing Authority, Tranche B     6.600      09/01/2033        4,984,822
   6,530,000   San Jacinto, CA Financing Authority, Tranche C     6.600      09/01/2033        5,119,585
     250,000   San Jacinto, CA Unified School District Special    5.750      09/01/2040          248,918
     500,000   San Jacinto, CA Unified School District
               Special Tax                                        5.100      09/01/2036          312,075
      35,000   San Jose, CA Improvement Bond Act 1915             5.875      09/02/2023           35,138
   3,150,000   San Jose, CA Multifamily Hsg. (El Parador
               Apartments)                                        6.200      01/01/2041        3,074,148
      25,000   San Jose, CA Special Tax Community Facilities
               District No. 9 (Bailey Highway 101)                6.600      09/01/2027           25,293
   3,000,000   San Marcos, CA School Financing Authority(1)       5.000      08/15/2035        3,053,280
   7,815,000   San Marcos, CA School Financing Authority(1)       5.000      08/15/2040        7,909,114
     550,000   Santa Ana, CA Unified School District Special
               Tax                                                5.100      09/01/2035          441,353
   1,000,000   Santa Clara County, CA Hsg. Authority
               (Rivertown Apartments)                             5.850      08/01/2031        1,003,660
   1,960,000   Santa Clara County, CA Hsg. Authority
               (Rivertown Apartments)                             6.000      08/01/2041        1,967,566
      50,000   Santa Clarita, CA Community Facilities
               District Special Tax                               5.850      11/15/2032           46,495
   8,395,000   Santa Cruz County, CA Redevel. Agency (Live
               Oak/Soquel Community)                              7.000      09/01/2036        9,508,177
   5,535,000   Saugus, CA Union School District Community
               Facilities District No. 2006                      11.625      09/01/2038        6,497,924
   1,670,000   Saugus, CA Union School District Community
               Facilities District No. 2006                      11.625      09/01/2038        1,960,530
   2,525,000   Saugus/Hart, CA School Facilities Financing
               Authority                                          5.375      09/01/2030        2,537,600
      10,000   Seaside, CA Redevel. Agency Tax Allocation         5.375      08/01/2033            9,819
   1,090,000   Shafter, CA Community Devel. Agency Tax
               Allocation                                         5.400      11/01/2026          971,005
   3,335,000   Shafter, CA Community Devel. Agency Tax
               Allocation                                         5.450      11/01/2036        2,791,328
     345,000   Soledad, CA Redevel. Agency (Soledad Redevel.)     5.350      12/01/2028          345,007
       5,000   Sonoma County, CA Community Redevel. Agency
               (Roseland)                                         7.900      08/01/2013            5,069
   2,000,000   South Bayside, CA Waste Management Authority
               (Shoreway Environmental)                           6.000      09/01/2036        2,112,800
   1,835,000   Southern CA Public Power Authority                 5.000      11/01/2033        1,771,766
     470,000   Southern CA Public Power Authority                 5.250      11/01/2022          498,835
      50,000   Southern CA Public Power Authority                 5.250      11/01/2023           53,119
     250,000   Southern CA Public Power Authority                 5.250      11/01/2026          264,768
     205,000   Southern CA Public Power Authority Natural Gas     5.000      11/01/2028          207,187
     165,000   Southern CA Public Power Authority Natural Gas     5.000      11/01/2029          165,101
   2,255,000   Southern CA Public Power Authority Natural Gas     5.250      11/01/2027        2,353,318
   9,000,000   Southern CA Tobacco Securitization Authority       5.125      06/01/2046        6,348,510
  97,775,000   Southern CA Tobacco Securitization Authority       7.100(2)   06/01/2046        2,731,834


                   17 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

   Principal
     Amount                                                      Coupon       Maturity         Value
------------                                                     ------      ----------   --------------
California Continued
$ 20,000,000   Southern CA Tobacco Securitization Authority
               (TASC)                                             5.000%     06/01/2037   $   15,887,000
      15,000   Spreckels, CA Union School District                6.125      08/01/2018           15,074
   1,935,000   Stockton, CA Community Facilities District         6.125      09/01/2031        1,764,352
   2,930,000   Stockton, CA Community Facilities District         6.250      09/01/2037        2,658,711
   2,000,000   Stockton, CA Community Facilities District
               (Arch Road East No. 99-02)                         5.875      09/01/2037        1,873,260
   1,350,000   Stockton, CA Public Financing Authority,
               Series A                                           5.000      09/01/2023        1,204,605
   2,930,000   Stockton, CA Public Financing Authority,
               Series A                                           5.250      09/01/2034        2,365,213
   6,000,000   Stockton, CA Public Financing Authority,
               Series A                                           5.250      07/01/2037        4,718,040
      10,000   Suisun City, CA Public Financing Authority
               (Suisun City Redevel.)                             5.200      10/01/2028            9,999
      15,000   Sulphur Springs, CA Unified School District
               Community Facilities District No. 2002-1-A         6.000      09/01/2033           13,828
  13,325,000   Sunnyvale, CA Wastewater(1)                        5.250      04/01/2040       14,377,132
  12,655,000   Sunnyvale, CA Wastewater(1)                        5.250      04/01/2040       13,654,212
      65,000   Susanville, CA Public Financing Authority          7.750      09/01/2017           65,250
   1,000,000   Susanville, CA Public Financing Authority
               (Utility Enterprises)                              5.500      06/01/2030          971,930
      20,000   Temecula, CA Public Financing Authority
               Community Facilities District (Harveston)          5.100      09/01/2036           17,160
     990,000   Temecula, CA Public Financing Authority
               Community Facilities District (Roripaugh)          4.900      09/01/2013          871,250
     165,000   Temecula, CA Public Financing Authority
               Community Facilities District (Roripaugh)          5.000      09/01/2014          139,016
     740,000   Temecula, CA Public Financing Authority
               Community Facilities District (Roripaugh)          5.050      09/01/2015          598,608
     805,000   Temecula, CA Public Financing Authority
               Community Facilities District (Roripaugh)          5.100      09/01/2016          626,354
   8,000,000   Temecula, CA Public Financing Authority
               Community Facilities District (Roripaugh)          5.450      09/01/2026        4,727,120
  13,790,000   Temecula, CA Public Financing Authority
               Community Facilities District (Roripaugh)          5.500      09/01/2036        7,169,559
   1,025,000   Tracy, CA Community Facilities District            5.700      09/01/2026        1,019,209
   1,505,000   Tracy, CA Community Facilities District            5.750      09/01/2036        1,442,437
   4,560,000   Trinity County, CA COP                             8.500      01/15/2026        4,189,044
      50,000   Truckee-Donner, CA Public Utility District
               Special Tax                                        6.100      09/01/2033           44,281
     500,000   Tulare, CA Health Care District                    6.500      08/01/2026          566,400
     630,000   Turlock, CA Health Facility (Emanuel Medical
               Center) COP                                        5.000      10/15/2017          664,417
   2,590,000   Turlock, CA Health Facility (Emanuel Medical
               Center) COP                                        5.000      10/15/2022        2,585,338
     305,000   Turlock, CA Health Facility (Emanuel Medical
               Center) COP                                        5.125      10/15/2027          296,741
   2,500,000   Turlock, CA Health Facility (Emanuel Medical
               Center) COP                                        5.125      10/15/2037        2,325,875
      60,000   Turlock, CA Public Financing Authority             5.450      09/01/2024           60,371
      35,000   Union City, CA Special Tax Community
               Facilities District No. 1997-1                     5.800      09/01/2028           32,466
  15,000,000   University of California (Regents Medical
               Center)                                            1.082(7)   05/15/2047        8,218,950


                   18 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

   Principal
     Amount                                                      Coupon       Maturity         Value
------------                                                     ------      ----------   --------------
California Continued
$    100,000   Upland, CA Community Facilities District
               Special Tax (Colonies at San Antonio)              5.900%     09/01/2024   $      100,534
      60,000   Upland, CA Community Facilities District
               Special Tax (Colonies at San Antonio)              6.000      09/01/2024           58,186
      95,000   Vacaville, CA Public Financing Authority           5.400      09/01/2022           95,081
      50,000   Valley Center-Pauma, CA Unified School
               District (Woods Valley Ranch)                      6.000      09/01/2033           46,095
   1,595,000   Ventura County, CA Area Hsg. Authority (Mira
               Vista Senior Apartments)                           5.150      12/01/2031        1,316,274
   8,350,000   Victor Valley, CA Union High School District       5.000      08/01/2034        8,762,824
      50,000   Watsonville, CA Redevel. Agency Tax Allocation
               (Watsonville 2000 Redevel.)                        5.000      09/01/2024           50,422
   1,000,000   West Fresno, CA Elementary School District         6.600      05/01/2035        1,139,370
      50,000   West Kern, CA Water District                       4.500      06/01/2025           48,259
     145,000   West Patterson, CA Financing Authority Special
               Tax                                                6.100      09/01/2032          131,238
   4,200,000   Westside, CA Union School District                 5.250      09/01/2036        3,612,000
      10,000   Woodland, CA Special Tax Community Facilities
               District No. 1                                     6.000      09/01/2028            9,355
   3,550,000   Yuba City, CA Redevel. Agency                      5.250      09/01/2039        3,177,712
                                                                                          --------------
                                                                                           1,703,860,484
U.S. Possessions--7.3%
   3,035,000   Northern Mariana Islands Ports Authority,
               Series A                                           5.500      03/15/2031        2,613,499
   1,695,000   Northern Mariana Islands Ports Authority,
               Series A                                           6.250      03/15/2028        1,245,893
   3,700,000   Puerto Rico Aqueduct & Sewer Authority             0.000(3)   07/01/2024        3,897,358
   3,100,000   Puerto Rico Aqueduct & Sewer Authority             6.000      07/01/2038        3,325,897
   1,000,000   Puerto Rico Commonwealth GO                        5.500      07/01/2021        1,087,480
  23,500,000   Puerto Rico Highway & Transportation
               Authority, Series N                                0.724(7)   07/01/2045       12,664,855
     900,000   Puerto Rico Infrastructure (Mepsi Campus)          6.500      10/01/2037          895,410
   6,055,000   Puerto Rico ITEMECF (Cogeneration Facilities)      6.625      06/01/2026        6,096,901
  40,340,000   Puerto Rico Port Authority (American
               Airlines), Series A                                6.250      06/01/2026       35,814,659
      25,000   Puerto Rico Port Authority (American
               Airlines), Series A                                6.300      06/01/2023           22,619
   4,825,000   Puerto Rico Public Buildings Authority             6.750      07/01/2036        5,427,305
   4,700,000   Puerto Rico Sales Tax Financing Corp., Series A    6.500      08/01/2044        5,425,163
   5,920,000   Puerto Rico Sales Tax Financing Corp., Series C    6.000      08/01/2042        6,619,922
  27,000,000   V.I. Public Finance Authority (Hovensa Coker)      6.500      07/01/2021       27,509,999
                                                                                          --------------
                                                                                             112,646,960
Total Investments, at Value (Cost $2,036,987,066)-117.6%                                   1,816,507,444
Liabilities in Excess of Other Assets-(17.6)                                                (271,835,895)
                                                                                          --------------
Net Assets-100.0%                                                                         $1,544,671,549
                                                                                          ==============

Footnotes to Statement of Investments

* October 29, 2010 is the last business day of the Fund's quarterly period. See accompanying Notes.

(1.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently transferred to a trust. See accompanying Notes.

(2.) Zero coupon bond reflects effective yield on the date of purchase.


                   19 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

(3.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(4.) When-issued security or delayed delivery to be delivered and settled after October 29, 2010. See accompanying Notes.

(5.) Issue is in default. See accompanying Notes.

(6.) Non-income producing security.

(7.) Represents the current interest rate for a variable or increasing rate security.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of October 29, 2010 based on valuation input level:

                             LEVEL 1--       LEVEL 2--
                            UNADJUSTED         OTHER              LEVEL 3--
                              QUOTED        SIGNIFICANT          SIGNIFICANT
                              PRICES     OBSERVABLE INPUTS   UNOBSERVABLE INPUTS        VALUE
                            ----------   -----------------   -------------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
   California                   $--        $1,703,860,484            $--           $1,703,860,484
   U.S. Possessions              --           112,646,960             --              112,646,960
                                ---        --------------            ---           --------------
Total Assets                    $--        $1,816,507,444            $--           $1,816,507,444
                                ---        --------------            ---           --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ABAG    Association of Bay Area Governments
CDA     Communities Devel. Authority
COP     Certificates of Participation
DRIVERS Derivative Inverse Tax Exempt Receipts
GO      General Obligation
HFA     Housing Finance Agency
IDA     Industrial Devel. Agency
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community
        Facilities
M-S-R Modesto Irrigation District of the City of Santa Clara and the City of Redding
OCEAA   Orange County Educational Arts Academy
ROLs    Residual Option Longs
SJHCN   St. Joseph Home Care Network
SJHE    St. Joseph Hospital of Eureka
SJHO    St. Joseph Hospital of Orange
SJHS    St. Joseph Health System


                   20 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

TASC    Tobacco Settlement Asset-Backed Bonds
V.I.    United States Virgin Islands

NOTES TO STATEMENT OF INVESTMENTS

QUARTERLY PERIOD. Since October 29, 2010 represents the last day during the Fund's quarterly period on which the New York Stock Exchange was open for trading, the Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market


                   21 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of October 29, 2010, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

                         WHEN-ISSUED OR
                        DELAYED DELIVERY
                       BASIS TRANSACTIONS
                       ------------------
Purchased securities       $11,018,000

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $286,048,000 as of October 29, 2010.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At October 29, 2010, municipal bond holdings with a value of $426,813,672 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $286,048,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage


                   22 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At October 29, 2010, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

 PRINCIPAL                                                                          COUPON    MATURITY
  AMOUNT     INVERSE FLOATER(1)                                                    RATE (2)     DATE         VALUE
----------   -------------------------------------------------------------------   --------   --------   ------------
$2,500,000   Anaheim, CA Public Financing Authority ROLs(3)                         15.570%    10/1/39   $  3,117,850
 2,500,000   Bay Area, CA  Toll Authority ROLs                                      16.409      4/1/43      3,411,200
 2,500,000   Bay Area, CA Toll Authority (San Francisco Bay Area) ROLs(3)           16.844      4/1/44      3,617,900
 5,637,000   CA Austin Trust Various States Inverse Certificates                     7.012      2/1/42      5,881,759
 5,000,000   CA Austin Trust Various States Inverse Certificates ROLs                7.185      8/1/38      4,765,100
 2,495,000   CA Dept. of Veterans Affairs Home Purchase ROLs(3)                     14.844     12/1/27      2,364,861
 2,500,000   CA Dept. of Veterans Affairs Home Purchase ROLs(3)                     15.600     12/1/37      2,294,300
 3,555,000   CA Health Facilities Financing Authority (Providence Health &
             Service/Provident Health System-Oregon Obligated Group)                16.045     10/1/39      4,579,124
   645,000   CA Home Mtg. Finance Authority (Homebuyers Fund) ROLs(3)               23.154      8/1/43        657,823
 2,220,000   CA Home Mtg. Finance Authority (Homebuyers Fund) ROLs(3)               14.072      2/1/43      2,651,213
 3,465,000   CA Home Mtg. Finance Authority (Homebuyers Fund) ROLs(3)               16.845      2/1/49      4,234,507
 3,710,000   CA Public Works (Regents University) DRIVERS                           14.462      4/1/34      4,404,957
 3,000,000   CA Statewide CDA ROLs                                                  17.518      7/1/47      3,486,120
 2,840,000   Citrus, CA Community College District DRIVERS                          15.998      6/1/31      3,908,067
 1,290,000   Grossmont, CA Union High School District ROLs(3)                       16.394      8/1/30      1,800,634
 1,225,000   Grossmont, CA Union High School District ROLs(3)                       16.423      8/1/31      1,676,045
 2,500,000   Grossmont, CA Union High School District ROLs(3)                       16.560      8/1/45      3,296,200
 3,750,000   Los Angeles, CA Community College District ROLs(3)                     14.701      8/1/33      4,561,800
 2,500,000   Los Angeles, CA Community College District ROLs(3)                     18.177      8/1/33      4,000,300
 2,500,000   Los Angeles, CA Community College District ROLs(3)                     15.690      8/1/39      3,278,700
 4,735,000   Los Angeles, CA Dept. of Airports (Los Angeles International
             Airport) DRIVERS                                                       11.572     5/15/24      5,704,775
 3,335,000   Los Angeles, CA Dept. of Airports (Los Angeles International
             Airport) DRIVERS                                                       11.887     5/15/26      4,002,233
 3,665,000   Los Angeles, CA Dept. of Airports (Los Angeles International
             Airport) DRIVERS                                                       11.898     5/15/27      4,364,062
 3,365,000   Los Angeles, CA Dept. of Airports (Los Angeles International
             Airport) DRIVERS                                                       11.893     5/15/28      3,980,189
 3,405,000   Los Angeles, CA Dept. of Airports ROLs                                 12.243     5/15/25      4,163,055
   750,000   Los Angeles, CA Dept. of Water & Power DRIVERS                         15.758      7/1/34      1,036,050
 3,000,000   Los Angeles, CA Dept. of Water & Power DRIVERS                         15.758      7/1/38      4,100,520
 4,075,000   Los Angeles, CA Harbor Dept. DRIVERS                                   15.342      8/1/34      5,261,477
 4,350,000   Orange County, CA Airport ROLs(3)                                      11.973      7/1/34      5,232,876
 3,750,000   Orange County, CA Sanitation District COP ROLs(3)                      14.701      2/1/35      4,735,200
 6,835,000   Port of Oakland, CA ROLs(3)                                             9.491     11/1/32      7,108,332
 2,500,000   San Diego, CA Regional Building Authority (County Operations Center
             & Annex) DRIVERS                                                       15.775      2/1/36      3,272,100
 5,560,000   San Francisco, CA City & County COP ROLs(3)                            11.340     10/1/33      6,247,605
   750,000   San Marcos, CA School Financing Authority ROLs(3)                      14.821     8/15/35        803,280


                   23 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

 1,955,000   San Marcos, CA School Financing Authority ROLs(3)                      14.812     8/15/40      2,049,114
 4,445,000   Sunnyvale, CA Wastewater ROLs(3)                                       11.969      4/1/40      5,497,132
 4,220,000   Sunnyvale, CA Wastewater ROLs(3)                                       11.973      4/1/40      5,219,212
                                                                                                         ------------
                                                                                                         $140,765,672
                                                                                                         ============

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on pages 20-21 of the Statement of Investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater."

(3.) Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of October 29, 2010, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $160,625,000.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. Information concerning securities in default as of October 29, 2010 is as follows:

Cost                                $45,989,374
Market Value                        $18,899,920
Market Value as a % of Net Assets          1.22%

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 29, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $1,760,376,099(1)
                                 ==============
Gross unrealized appreciation    $   77,807,348
Gross unrealized depreciation      (311,222,727)
                                 --------------
Net unrealized depreciation      $ (233,415,379)
                                 ==============

(1.) The Federal tax cost of securities does not include cost of $289,546,724, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.


                   24 | Oppenheimer California Municipal Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/29/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer California Municipal Fund


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 12/07/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 12/07/2010


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 12/07/2010